Prepayments and other receivables	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Prepayments and other receivables
Prepayments and other receivables

	As of December 31, 2016	As of December 31, 2017
	£'000s	£'000s
Prepayments	1,361	1,138
Deferred IPO costs	1,527	—
Other receivables	71	672
Total prepayments and other receivables	2,959	1,810

Deferred IPO costs related to the Global Offering. These costs were offset against share premium in 2017 when the Global Offering was completed.
The prepayments balance includes prepayments for insurance and clinical activities.
There are no impaired assets within prepayments and other receivables.